Critical Accounting Estimates and Judgments - Additional Information (Detail)	Apr. 30, 2018
Disclosure of changes in accounting estimates [abstract]
Actuarial assumption of expected rates of inflation	3.50%
Percentage of reasonably possible decrease in actuarial assumption	8.00%